UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 140.9%
CORPORATE BONDS — 140.5%

Advertising — 1.3%
RH Donnelley Finance Corp. I, Gtd. Notes 144A	B2	10.875%	12/15/12	$455	$513,013
Vertis, Inc., Gtd. Notes	Caa1	10.875%	06/15/09	290	285,650

					798,663

Aerospace — 1.7%
Argo-Tech Corp., Gtd. Notes	B3	9.25%	06/01/11	410	420,250
Moog, Inc., Class A, Sr. Sub. Notes	Ba3	6.25%	01/15/15	95	93,575
Sequa Corp., Sr. Notes	B1	9.00%	08/01/09	500	531,250

					1,045,075

Airlines — 2.0%
American Airlines, Inc.,
Pass-Thru Cert.	Baa2	7.858%	10/01/11	365	384,842
Pass-Thru Cert.	Baa3	7.024%	10/15/09	130	133,287
Continental Airlines, Inc., Pass-Thru Cert.	Ba2	9.798%	04/01/21	450	450,191
Delta Air Lines, Inc., Pass-Thru Cert.	Ba2	7.57%	11/18/10	160	157,647
Northwest Airlines Corp., Pass-Thru Cert.	Ba2	7.575%	03/01/19	79	79,238

					1,205,205

Automobile Manufacturers — 1.8%
Ford Motor Co., Notes	Ba3	7.45%	07/16/31	720	489,600
General Motors, Debentures	Ba1	8.375%	07/15/33	210	138,600
Navistar International,
Gtd. Notes, Ser. B	B1	9.375%	06/01/06	195	197,925
Sr. Notes	B1	7.50%	06/15/11	250	238,125

					1,064,250

Automotive Parts — 2.1%
Arvinmeritor, Inc., Notes	Ba2	8.75%	03/01/12	145	138,838
Dana Corp., Notes	B1	7.00%	03/01/29	235	168,612
Dura Operating Corp., Gtd. Notes	Caa1	8.625%	04/15/12	490	404,250
Tenneco Automotive, Inc., Secured Notes	B2	10.25%	07/15/13	120	131,100
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%	02/15/13	198	222,255
Visteon Corp., Sr. Notes	B3	7.00%	03/10/14	250	193,125

					1,258,180

Broadcasting — 8.3%
Can West Media, Inc., Gtd. Notes	B2	8.00%	09/15/12	155	158,294
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Sr. Notes	Ca	10.75%	10/01/09	1,165	867,925
Corus Entertainment, Inc., Sr. Sub Notes	B1	8.75%	03/01/12	205	221,912
CSC Holdings, Inc.,
Debentures	B2	7.625%	07/15/18	340	323,000
Debentures	B2	7.875%	02/15/18	70	67,550
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09	720	727,200
Emmis Communications Corp., Sr. Notes	B3	10.3663%	06/15/12	455	456,706
Lbi Media, Inc., Gtd. Notes	B3	10.125%	07/15/12	10	10,613
Liberty Media Corp., Bonds	Ba1	7.875%	07/15/09	315	331,918
Liberty Media Corp., Debentures	Ba1	8.25%	02/01/30	215	210,669

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Broadcasting (cont’d)
Liberty Media Corp.,
Sr. Notes	Ba1	5.70%	05/15/13	$140	$130,447
Sr. Notes	Ba1	7.75%	07/15/09	65	68,237
Lodgenet Entertainment Corp., Sr. Sub Debenture	B3	9.50%	06/15/13	170	184,875
Mediacom Broadband LLC, Sr. Notes 144A	B2	8.50%	10/15/15	165	152,831
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	630	677,250
Sinclair Broadcast Group, Inc.,
Gtd. Notes	B2	8.75%	12/15/11	210	221,025
Gtd. Notes	B2	8.00%	03/15/12	230	236,900

					5,047,352

Building Materials — 0.5%
Building Materials Corp., Secured Notes	B2	7.75%	08/01/14	80	77,200
Champion Enterprises, Inc., Gtd. Notes	B3	7.625%	05/15/09	155	155,388
Texas Industies, Inc., Sr. Notes 144A	Ba3	7.25%	07/15/13	50	51,875

					284,463

Business Services — 0.1%
Ashtead Holdings Plc, Secured Notes 144A	B2	8.625%	08/01/15	75	78,938

Cable Television — 2.6%
Cablevision Systems Corp., Sr. Notes	B3	8.00%	04/15/12	555	518,925
Echostar DBS Corp., Sr. Notes	Ba3	9.125%	01/15/09	442	462,442
Rogers Cable, Inc., (Canada)
Bonds	Ba3	8.75%	05/01/32	80	92,000
Secured Notes	Ba3	6.25%	06/15/13	370	364,912
Secured Notes	Ba3	6.75%	03/15/15	60	60,900
Shaw Communications, Inc.,
Sr. Notes	Ba2	8.25%	04/11/10	30	32,213
Sr. Notes	Ba2	7.25%	04/06/11	15	15,638

					1,547,030

Chemicals — 3.0%
Equistar Chemical Funding,
Sr. Notes	B2	10.625%	05/01/11	355	390,500
Gtd. Notes	B2	10.125%	09/01/08	60	65,100
Hercules, Inc., Gtd. Notes	Ba3	6.75%	10/15/29	185	178,063
Huntsman LLC, Gtd. Notes	Ba3	11.625%	10/15/10	65	74,019
Macdermid, Inc., Gtd. Notes	Ba3	9.125%	07/15/11	190	201,162
Methanex Corp., Sr. Notes	Ba1	8.75%	08/15/12	390	433,875
Millennium America, Inc., Gtd. Notes	B1	9.25%	06/15/08	210	226,537
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	210	215,775

					1,785,031

Commercial Services — 1.5%
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	825	893,063
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00%	10/01/13	15	16,725

					909,788

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Computer Hardware — 0.4%
Activant Solutions, Sr. Notes	B2	10.50%	06/15/11	$240	$262,800

Computer Services & Software — 2.7%
Activant Solutions, Inc., Sr. Notes 144A	B2	10.054%	04/01/10	330	340,313
Ndchealth Corp., Gtd. Notes	B3	10.50%	12/01/12	695	794,037
Sunguard Data Systems, Inc., 144A,
Sr. Unsec’d. Notes	B3	9.125%	08/15/13	160	165,600
Sr. Sub. Notes	Caa1	10.25%	08/15/15	65	65,000
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12	220	239,800

					1,604,750

Construction — 1.5%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625%	05/15/11	100	104,500
D.R. Horton, Inc.,
Sr. Notes	Baa3	6.875%	05/01/13	200	208,709
Sr. Sub. Notes	Ba1	9.375%	03/15/11	250	263,040
Sr. Sub. Notes	Ba1	9.75%	09/15/10	110	124,355
Standard-Pacific Corp., Sr. notes	Ba2	6.25%	04/01/14	230	204,988

					905,592

Consumer Products — 0.4%
Hertz Corp., Sr. Sub. Notes 144A	B3	10.50%	01/01/16	220	226,600

Consumer Products & Services — 2.8%
Alliance One International, Inc., Notes 144A	B3	11.00%	05/15/12	445	391,600
Bombardier Recreational, Sr. Sub. Notes (Canada)	B3	8.375%	12/15/13	590	590,737
Playtex Products, Inc., Secured Notes	B2	8.00%	03/01/11	230	244,950
RJ Reynolds Tobacco Holdings Inc., Notes 144A	Ba2	7.30%	07/15/15	440	448,800

					1,676,087

Containers & Packaging — 3.7%
Crown Americas, Inc., 144A,
Sr. Notes	B1	7.625%	11/15/13	225	233,438
Sr. Notes	B1	7.75%	11/15/15	225	232,875
Jefferson Smurfit Corp. US, Gtd. Notes	B2	7.50%	06/01/13	155	142,600
Owens-Brockway Glass Containers, Inc., Gtd. Notes	B1	8.875%	02/15/09	815	850,656
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B2	8.375%	07/01/12	325	314,437
Sr. Notes	B2	9.25%	02/01/08	450	461,250

					2,235,256

Diversified — 0.7%
Clarke American Corp., Sr. Notes 144A	B2	11.75%	12/15/13	445	445,000

Electronic Components — 2.4%
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba2	6.75%	08/15/14	140	145,950
Itron, Inc., Sr. Sub. Notes	B2	7.75%	05/15/12	465	474,300
L-3 Communications Corp.,
Gtd. Notes	Ba3	7.625%	06/15/12	75	78,938
Sr. Sub. Notes	Ba3	5.875%	01/15/15	140	135,800
Sanmina - SCI Corp.,
Gtd. Notes	Ba2	10.375%	01/15/10	440	486,200

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Electronic Components (cont’d)
Gtd. Notes	B1	6.75%	03/01/13	$105	$99,881

					1,421,069

Entertainment & Leisure — 7.9%
AMC Entertainment, Inc.,
Gtd. Notes, Series B	B2	8.625%	08/15/12	220	229,900
Sr. Sub. Notes	B3	8.00%	03/01/14	240	217,200
Boyd Gaming Corp., Sr. Sub. Notes
	B1	7.75%	12/15/12	165	172,838
	B1	8.75%	04/15/12	30	32,175
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%	11/15/14	235	233,825
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%	09/15/10	205	203,719
Mohegan Tribal Gaming, Sr. Notes	Ba2	6.125%	02/15/13	135	132,638
OED Corp / Diamond Jo LLC, Gtd. Notes	B2	8.75%	04/15/12	235	229,125
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	8.125%	05/15/11	375	413,906
River Rock Entertainment, Sr. Notes	B2	9.75%	11/01/11	415	447,162
Riviera Holdings Corp., Gtd. Notes	B2	11.00%	06/15/10	625	672,656
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	105	106,050
Time Warner, Inc., Debentures	Baa1	9.125%	01/15/13	360	426,087
Virgin River Casino Corp/Rbg LLC/B&Bb Inc., Sec. Notes 144A	B3	9.00%	01/15/12	850	877,625
Wynn Las Vegas LLC Wynn Las Vegas Capital Corp. 1st Mtg., Notes	B2	6.625%	12/01/14	400	389,000

					4,783,906

Environmental Services — 0.8%
Allied Waste North America, Sr. Notes, Series B	B2	8.50%	12/01/08	440	462,000

Farming & Agriculture — 1.9%
IMC Global, Inc.,
Gtd. Notes, Series B	Ba3	11.25%	06/01/11	835	897,625
Notes	B1	7.30%	01/15/28	100	99,500
Sr. Sec’d. Notes, Series B	Ba3	10.875%	06/01/08	125	138,437

					1,135,562

Financial - Bank & Trust — 0.5%
Chevy Chase Bank FSB., Sub. Notes	Ba2	6.875%	12/01/13	190	195,700
Provident Cos., Inc., Sr. Notes	Ba1	7.00%	07/15/18	105	108,576

					304,276

Financial Services — 6.1%
Affinia Group, Inc., Gtd. Notes	Caa2	9.00%	11/30/14	270	213,300
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%	01/31/12	90	97,313
Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13	220	224,125
Athena Neurosciences Finance LLC, Gtd. Notes	B3	7.25%	02/21/08	450	439,312
CCM Merger, Inc., Notes	B3	8.00%	08/01/13	455	436,800
E*trade Financial Corp., Sr. Notes 144A	B1	7.375%	09/15/13	120	121,500
Ford Motor Credit Co., Notes	Ba2	7.00%	10/01/13	725	619,481
General Motors Acceptance Corp.,
Bonds	Ba1	8.00%	11/01/31	1,020	977,039
Notes	Ba1	6.875%	08/28/12	110	99,147
Goodman Global Holding Co., Inc., Sr. Sub. Notes, 144A	Caa1	7.875%	12/15/12	240	223,200

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Financial Services (cont’d)
JSG Funding PLC, Sr. Notes	B3	9.625%	10/01/12	$195	$195,000

					3,646,217

Foods — 0.6%
Ameriqual Group LLC and Ameriqual Finance Corp., Sec. Notes 144A	B1	9.00%	04/01/12	180	186,750
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	175	205,733

					392,483

Healthcare Services — 5.6%
Davita, Inc.,
Gtd. Notes	B3	7.25%	03/15/15	130	131,625
Gtd. Notes	B2	6.625%	03/15/13	130	132,275
HCA, Inc.,
Notes	Ba2	7.50%	11/06/33	355	366,543
Sr. Secured	Ba2	6.375%	01/15/15	830	838,992
Notes	Ba2	5.50%	12/01/09	50	49,382
Healthsouth Corp.,
Notes	NR	7.625%	06/01/12	140	142,100
Sr. Notes	NR	8.375%	10/01/11	990	1,007,325
Triad Hospitals, Inc.,
Senior Notes	B2	7.00%	05/15/12	450	459,563
Sr. Sub. Notes	B3	7.00%	11/15/13	230	230,575

					3,358,380

Hotels & Motels — 4.7%
Aztar Corp.	Ba3	9.00%	08/15/11	200	211,750
Caesars Entertainment, Inc.	Baa3	7.00%	04/15/13	135	144,419
Host Marriott, LP,
Gtd. Notes	Ba2	9.25%	10/01/07	210	221,550
Gtd. Notes	Ba2	9.50%	01/15/07	380	393,300
Majestic Star LLC/CAP II	B3	9.75%	01/15/11	220	221,650
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	375	410,625
MGM Mirage, Inc.	Ba2	6.0%	10/01/09	510	552,712
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	205	226,013
Ventas Realty LP,
Gtd Notes	Ba3	6.75%	06/01/10	60	61,500
Gtd. Notes	Ba2	7.125%	06/01/15	185	194,250
Sr. Notes	Ba2	6.625%	10/15/14	215	219,837

					2,857,606

Industrial Products — 1.7%
Fastentech, Inc., Gtd. Notes	B3	11.50%	05/01/11	205	200,900
Neff Rental /Neff Finance Corp., Secured Notes	Caa1	11.25%	06/15/12	365	383,250
United Rentals North America, Inc., Gtd. Notes	B3	6.50%	02/15/12	465	452,794

					1,036,944

Insurance — 0.8%
Insurance Auto Auctions, Gtd. Notes	Caa1	11.00%	04/01/13	230	241,706
Unumprovident Corp.,
Debentures	Ba1	7.375%	06/15/32	15	15,736

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Insurance (cont’d)
Notes	Ba1	6.75%		12/15/28	$145	$142,080
Sr. Notes	Ba1	7.625%		03/01/11	90	97,066

						496,588

Internet Services — 0.4%
E*trade Financial Corp., Notes	B1	8.00%		06/15/11	220	228,800

Machinery & Equipment — 1.4%
Case New Holland Inc., Gtd. Notes	Ba3	9.25%		08/01/11	635	679,450
Manitowoc Co. Inc, (The), Gtd. Notes	B2	10.50%		08/01/12	142	157,620

						837,070

Manufacturing — 2.4%
Blount, Inc., Sr. Sub. Notes	B3	8.875%		08/01/12	420	443,100
Invensys PLC, Sr. Notes 144A	B3	9.875%		03/15/11	420	415,800
J.B. Poindexter & Co., Gtd. Notes	B1	8.75%		03/15/14	440	371,800
Koppers, Inc., Gtd. Notes	B1	9.875%		10/15/13	205	222,425

						1,453,125

Media - Cable — 0.6%
CCH I LLC, Secured Notes 144A	Caa3	11.00%		10/01/15	400	336,000

Medical Supplies & Equipment — 1.3%
CDRV Investors, Inc., Sr. Disc. Notes Zero Coupon (until 1/01/10)	Caa2	9.625	%(d)	01/01/15	1,145	701,312
HCA, Inc. Senior Notes	Ba2	5.75%		03/15/14	85	82,425

						783,737

Metals & Mining — 1.8%
Hawk Corp., Sr. Notes	B2	8.75%		11/01/14	220	222,200
Neenah Corp., 144A,
Sec’d. Notes	B2	11.00%		09/30/10	205	224,475
Sr. Sub Notes	Caa1	13.00%		09/30/13	225	229,500
Steel Dynamics, Inc.,
Gtd. Notes	Ba2	9.50%		03/15/09	65	68,413
Senior Notes	Ba2	9.50%		03/15/09	135	142,087
United States Steel Corp., Sr. Notes	Ba2	10.75%		08/01/08	200	221,000

						1,107,675

Office Equipment — 2.4%
Ikon Office Solutions, Inc.	Ba2	7.75%		09/15/15	340	331,500
Xerox Corp.,
Notes	Ba2	7.20%		04/01/16	280	294,000
Gtd. Notes	Ba2	9.75%		01/15/09	305	337,406
Sr. Notes	Ba2	7.625%		06/15/13	475	501,125

						1,464,031

Oil, Gas & Consumable Fuels — 13.4%
Amerada Hess Corp.	Ba1	7.30%		08/15/31	190	219,884
Aquila, Inc	B2	9.95%		02/01/11	430	474,075
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%		01/15/16	175	179,375
Colorado Interstate Gas Co.	B1	5.95%		03/15/15	40	38,635

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d)
Delta Petroleum Corp.	B3	7.00%	04/01/15	$700	$645,750
Dynegy Holdings, Inc., Debentures	B2	7.125%	05/15/18	745	663,050
El Paso Corp.,
Sr. Notes	Caa1	6.75%	05/15/09	520	516,100
Sr. Notes	Caa1	7.00%	05/15/11	330	327,525
El Paso Natural Gas Co.	B1	8.625%	01/15/22	80	90,767
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	225	233,437
Enterprise Products Operating LP	Baa3	6.875%	03/01/33	205	217,167
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	230	233,450
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	412	429,510
Giant Industries, Inc.	B3	11.00%	05/15/12	347	386,037
Massey Energy Co.	B1	6.875%	12/15/13	170	171,488
Parker Drilling Co., Sr. Notes	B2	9.625%	10/01/13	430	479,987
Plains E&P Co.	Ba3	8.75%	07/01/12	45	48,488
Premcor Refining Group, Inc., Gtd. Notes	Baa3	6.75%	05/01/14	195	204,828
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	295	316,387
Range Resources Corp.	B2	6.375%	03/15/15	80	78,400
Tennessee Gas Pipeline Co., Bonds	B1	8.375%	06/15/32	160	181,537
Western Oil Sands, Inc.	Ba2	8.375%	05/01/12	200	224,750
Whiting Petroleum Corp.,
Notes	B2	7.25%	05/01/13	220	222,750
Notes	B2	7.25%	05/01/12	180	182,250
Williams Cos, Inc.,
Notes	B1	7.125%	09/01/11	765	794,644
Debentures	B1	7.50%	01/15/31	205	212,175
Sr. Notes	B1	7.625%	07/15/19	70	75,075
Notes	B1	7.75%	06/15/31	15	15,825
Notes	B1	7.875%	09/01/21	70	75,775
Notes	B1	8.125%	03/15/12	130	141,700

					8,080,821

Paper & Forest Products — 2.8%
Abitibi-Consolidated, Inc., Notes (Canada)	B1	8.55%	08/01/10	197	199,462
Bowater Canada Finance, Gtd. Notes (Canada)	B1	7.95%	11/15/11	175	169,750
Bowater, Inc., Notes	B1	6.50%	06/15/13	280	250,600
Catalyst Paper Corp.	Ba3	8.625%	06/15/11	220	210,100
Georgia-Pacific Corp.,
Notes	B2	8.00%	01/15/24	395	377,225
Notes	B2	8.125%	05/15/11	100	100,125
Neenah Paper, Inc.	B1	7.375%	11/15/14	100	90,250
Tembec Industries, Inc., Gtd. Notes	Ca	8.50%	02/01/11	470	260,850

					1,658,362

Pharmaceuticals — 2.6%
Amerisourcebergen Corp.,
Notes	Ba2	5.625%	09/15/12	190	190,000
Gtd. Notes	Ba2	5.875%	09/15/15	215	216,881
Biovail Corp., Sr. Sub. Notes	B2	7.875%	04/01/10	660	683,925

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d)
Mylan Laboratories, Inc.	Ba1	5.75%	08/15/10	$65	$65,081
Mylan Laboratories, Inc., Sr. Notes 144A	Ba1	6.375%	08/15/15	315	315,394
Omnicare, Inc.	Ba3	6.125%	06/01/13	70	68,775

					1,540,056

Printing & Publishing — 1.8%
Dex Media East LLC, Gtd. Notes	B1	12.125%	11/15/12	380	444,600
Dex Media West Finance, Sr. Sub. Notes	B2	9.875%	08/15/13	590	654,900

					1,099,500

Real Estate — 0.1%
CB Richard Ellis Service, Sr. Notes	Ba3	9.75%	05/15/10	42	45,780

Real Estate Investment Trust - Hotels — 0.2%
Host Marriott LP, Sr. Notes	Ba2	7.125%	11/01/13	100	104,000

Restaurants — 0.3%
Mortons Restaurant Group, Secured Notes	B2	7.50%	07/01/10	215	212,850

Retail & Merchandising — 6.2%
Adesa Inc., Sr. Sub. Notes	B1	7.625%	06/15/12	310	308,450
GSC Holdings Corp., Gtd. Notes 144A	Ba3	8.00%	10/01/12	230	216,200
Lazydays Rv Center, Inc., Sr. Notes	B3	11.75%	05/15/12	648	656,100
Movie Gallery, Sr. Unsec’d. Notes	B3	11.00%	05/01/12	300	234,000
Pathmark Stores, Co., Gtd. Notes	Caa2	8.75%	02/01/12	445	415,519
Radiologix, Inc. Co., Gtd. Notes	B2	10.50%	12/15/08	770	754,600
Real Mex Restaurants, Inc., Gtd. Notes	B2	10.00%	04/01/10	420	447,300
Rite Aid Corp., Co., Gtd. Notes	B2	7.50%	01/15/15	120	113,400
Rite Aid Corp., Secured Notes	B2	8.125%	05/01/10	555	564,712

					3,710,281

Semiconductors — 2.5%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125%	03/15/11	435	382,800
MagnaChip Semiconductor, Secured Notes	Ba3	6.875%	12/15/11	50	49,125
MagnaChip Semiconductor, Sr. Sub. Notes	B2	8.00%	12/15/14	845	806,975
Mirant North America LLC, Sr. Notes	B1	7.375%	12/31/13	240	242,700

					1,481,600

Telecommunications — 17.4%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	420	473,550
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	845	916,825
Centennial Cellular Operating Co., Gtd. Notes	B3	10.125%	06/15/13	430	467,625
Centennial Communications Corp., Sr. Notes	B3	8.125%	02/01/14	235	238,525
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	840	926,100
Dobson Cellular Systems, Secured Notes	B1	8.375%	11/01/11	230	244,088
Dobson Communications Corp., Sr. Notes	Caa2	8.85%	10/15/12	230	228,850
GCI, Inc., Sr. Notes	B2	7.25%	02/15/14	695	688,050
Insight Midwest, Sr. Notes	B2	10.50%	11/01/10	810	851,512
Intelsat Bermuda Ltd., Sr. Notes 144A
	B2	8.625%	01/15/15	205	207,050

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d)
Intelsat Ltd.,	B2	8.25%	01/15/13	$380	$383,800
Notes	Caa1	7.625%	04/15/12	240	193,800
Sr. Notes	Caa1	5.25%	11/01/08	105	95,681
Lucent Technologies, Debentures	B1	6.45%	03/15/29	150	128,625
MCI, Inc.,
Sr. Notes	B3	7.688%	05/01/09	240	247,800
Sr. Notes	B3	8.735%	05/01/14	300	331,875
Nextel Communications, Inc., Sr. Notes	Baa2	9.50%	02/01/11	850	893,418
Panamsat Corp., Gtd. Notes	B1	9.00%	08/15/14	67	70,183
Qwest Capital Funding Corp., Gtd. Notes	B3	7.25%	02/15/11	310	313,875
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.75%	02/15/31	265	254,400
Qwest Communications International, Inc., Gtd. Notes	B3	7.25%	02/15/11	680	693,600
Qwest Corp.	Ba3	6.875%	09/15/33	260	244,400
Rogers Wireless, Inc.,
Secured Notes	Ba3	7.50%	03/15/15	335	361,800
Secured Notes (Canada)	Ba3	9.625%	05/01/11	450	517,500
Syniverse Tech, Sr. Sub. Notes 144A	B2	7.75%	08/15/13	250	251,875
UbiquiTel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	210	232,575

					10,457,382

Transportation — 0.7%
Kansas City Southern Railway	B2	9.50%	10/01/08	410	443,825

Utilities — 12.1%
AES Corp., 144A,
Secured Notes	Ba3	8.75%	05/15/13	84	91,455
Secured Notes	Ba3	9.00%	05/15/15	491	537,645
AES Corp.,
Sr. Notes	B1	8.875%	02/15/11	625	675,781
Sr. Notes	B1	9.375%	09/15/10	35	38,238
Avista Corp., Sr. Notes	Ba1	9.75%	06/01/08	380	414,773
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	265	280,900
CMS Energy Corp.,
Sr. Notes	B1	9.875%	10/15/07	485	518,950
Sr. Notes	B1	8.50%	04/15/11	120	130,650
DPL, Inc., Sr. Notes	Ba1	6.875%	09/01/11	159	167,546
Edison Mission Energy, Sr. Notes	B1	9.875%	04/15/11	300	349,875
Massey Energy Co., Sr. Notes	Ba3	6.625%	11/15/10	95	96,544
Midwest Generation LLC, Secured Notes	B1	8.75%	05/01/34	364	400,855
Nevada Power Co.,
2nd Mortgage	Ba1	9.00%	08/15/13	175	192,720
General Finance Mortgage	Ba1	5.875%	01/15/15	90	89,309
Notes	Ba1	10.875%	10/15/09	67	73,198
NRG Energy, Inc., Gtd. Notes	NR	8.00%	12/15/13	217	241,955
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	100	104,000
Reliant Energy, Inc., Secured Notes	B1	6.75%	12/15/14	400	349,000
Southern Natural Gas, Notes	B1	7.35%	02/15/31	90	92,331
Teco Energy Inc.,
Sr. Notes	Ba2	7.20%	05/01/11	295	311,225
Sr. Notes	Ba2	6.75%	05/01/15	40	41,400
Sr. Notes	Ba2	7.00%	05/01/12	25	26,250

Schedule of Investments as of December 31, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Utilities (cont’d)
Texas Genco LLC, Sr. Notes	B1	6.875%	12/15/14	$290	$313,925
The AES Corp., Sr. Notes	B1	9.50%	06/01/09	20	21,600
TXU Corp.,
Notes	Ba1	6.55%	11/15/34	235	222,051
Sr. Notes	Ba1	5.55%	11/15/14	235	223,211
Sr. Notes	Ba1	6.50%	11/15/24	465	441,458

UCAR Finance, Inc., Gtd. Notes	B2	10.25%	02/15/12	400	422,500
Westar Energy, Inc., Notes	Ba1	7.125%	08/01/09	410	430,940

					7,300,285

Total Corporate Bonds					84,620,271

CONVERTIBLE BOND — 0.3%
Hercules, Inc.	B+(c)	6.50%	06/30/29	230	172,500

				Shares	Value
COMMON STOCKS — 0.1%
World Kitchen, Inc.(b)				6,031	51,263

Total Common Stocks					51,263

TOTAL LONG-TERM INVESTMENTS (cost $86,000,541)					84,844,034

				Principal Amount (000)	Value
SHORT-TERM INVESTMENT — 3.5%
REPURCHASE AGREEMENTS — 3.5%
The Bank of New York Triparty Agreement, 4.35%, dated 12/30/05, due 1/3/06 in the amount of $2,101,015 (cost $2,100,000; collateralized by $2,133,136 Federal National Mortgage Association Bond, 5%, due 11/01/35, value of collateral including accrued interest is $2,142,001)				$2,100	2,100,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,100,000)					2,100,000

TOTAL INVESTMENTS — 144.4% (cost $88,100,541)(a)					86,944,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (44.4)%					(26,723,456)

NET ASSETS — 100.0%					$60,220,578

The following abbreviations are used in portfolio descriptions:

	144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
	NR	Not Rated by Moodys or Standard & Poor’s

(a)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of December 31, 2005 were as follows:

		Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
		88,831,375	1,824,341	3,711,682	1,887,341

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(b)	Non-income producing security.

(c)	Standard & Poor’s rating.

(d)	The rate shown reflects the coupon after the step-up date.

Notes to the Schedule of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisor, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.